25. Post-Employment Benefits (Details 5) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unified Plan
DisclosureOfLifeExpectancyLineItems [Line Items]
Retired participants life expectancy	14.92	15.62
Pensioner participants life expectancy	16.37	16.59
Plan III
DisclosureOfLifeExpectancyLineItems [Line Items]
Retired participants life expectancy	23.01	23.75
Pensioner participants life expectancy	27.99	28.89